Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Basis of presentation	Basis of presentation: The financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).
Use of estimate in preparation of financial statements	Use of estimate in preparation of financial statements:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company evaluates on an ongoing basis its assumptions. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of expenses during the reporting periods. Actual results could differ from those estimates. Significant accounting estimates reflected in the Company’s financial statements include share-based compensation, the estimated useful lives of property and equipment and intangible assets, fair value estimate of financial instruments, valuation allowances for deferred tax assets and impairment of intangible assets.

Financial statements in United States dollars	Financial statements in United States dollars:

The Company’s functional currency is the U.S. dollar (“dollar” or “$”) since the dollar is the currency of the primary economic environment in which the Company has operated and expects to continue to operate in the foreseeable future. Transactions and balances denominated in dollars are presented at their original amounts. Transactions and balances denominated in currencies other than dollars have been re-measured to dollars and the differences were recorded as foreign exchange gain or loss.

Cash and cash equivalents	Cash and cash equivalents: Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at acquisition.
Bank deposits	Bank deposits:

Short-term bank deposits are deposits with maturities of more than three months and less than one year. As of December 31, 2025, the Company’s short term and long term bank deposits are denominated in U.S. dollars and bears yearly interest at weighted average rates of 4.79%. Short-term bank deposits are presented at their cost, including accrued interest.

Property and equipment, net	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following rates:

%
Computers and electronic equipment	33

Convertible notes	Convertible notes:

In accordance with ASC 480-10, “Accounting for Certain Financial instruments with Characteristics of both Liabilities and Equity”, financial instruments that have characteristics of both liabilities and equity are classified as liabilities and are initially and subsequent to issuance measured at fair value if at inception such instruments, in the predominant scenario, may be settled either by issuing a variable number of shares that in the aggregate provide a fixed monetary value, may be settled by issuing a variable number of shares that is inversely related to changes in the fair value of the Company’s share or may be settled based on variations in an observable market or index (other than variations based on the fair value of the Company’s share).

Impairment of long-lived assets	Impairment of long-lived assets:

Property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. As of December 31, 2025, no impairment indicators have been identified.

Research and development expenses	Research and development expenses:

Research and development expenses are charged to the statements of comprehensive loss as incurred. Research and development participation income is recognized at the time the Company is entitled to such participation fees and is applied as a deduction from research and development expenses.

Fair Value Measurements	Fair Value Measurements:

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date.

Assets and liabilities recorded at fair value in the financial statements are categorized based upon the level of judgment associated with the inputs used to measure their fair value. Hierarchical levels are directly related to the amount of subjectivity with the inputs to the valuation of these assets or liabilities as follows:

Level 1 – Observable inputs such as unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;

Level 2 – Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable inputs for similar assets or liabilities. These include quoted prices for identical or similar assets or liabilities in active markets and quoted prices for identical or similar assets of liabilities in markets that are not active;

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company’s derivative warrant liability was measured at fair value at each reporting date and was classified within Level 3 of the fair value hierarchy because its fair value was estimated by utilizing valuation models and significant unobservable inputs. The Company’s convertible notes were measured at fair value at each reporting date and were classified within Level 2 of the fair value hierarchy because their fair values were estimated by utilizing observable inputs.

The Company measures equity investments at fair value with changes in fair value recognized in net income. The Company accounts for equity investments that do not have a readily determinable fair value as cost method investments under the measurement alternative to the extent such investments are not subject to consolidation or the equity method. Under the measurement alternative, these financial instruments are carried at cost, less any impairment (assessed quarterly for triggering events), adjusted for changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer.

The carrying values of Company’s financial assets and liabilities, including cash and cash equivalents, other current assets, employees and payroll-related liabilities and accrued expenses approximate their fair value due to the short-term maturity of these instruments.

Income taxes	Income taxes:

The Company accounts for income taxes using the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value. As of December 31, 2025 and 2024, a full valuation allowance was provided by the Company.

The recognition and measurement of a liability for uncertain tax positions is a two-step approach.

The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. As of December 31, 2025 and 2024, no liability for unrecognized tax benefits was recorded.

Severance pay	Severance pay:

The Company’s liability for severance pay is pursuant to Section 14 of the Israeli Severance Compensation Act, 1963 (“Section 14”), pursuant to which all the Company’s employees are included under Section 14, and are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made in the employee’s name with insurance companies. Under Israeli employment law, payments in accordance with Section 14 release the Company from any future severance payments in respect of those employees. The fund is made available to the employee at the time the employer-employee relationship is terminated, regardless of cause of termination. The severance pay liabilities and deposits under Section 14 are not reflected in the balance sheets as the severance pay risks have been irrevocably transferred to the severance funds.

Share-based payment transactions	Share-based payment transactions:

The Company accounts for share-based compensation in accordance with ASC 718, “Compensation – Stock Compensation” (“ASC 718”), which requires companies to estimate the fair value of equity-based payment awards on the date of grant. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the statements of comprehensive loss.

The Company recognizes compensation expenses for the value of its awards granted based on the vesting attribution approach over the requisite service period of each of the awards, net of estimated forfeitures. Forfeitures are accounted for as they occur. The Company estimates the fair value of share options granted using the Black-Scholes option pricing model. The option-pricing model requires a number of assumptions, including the expected share price volatility, free risk interest rate, dividends and the expected option term. Expected volatility was calculated based on the volatility of comparable companies. The expected option term represents the period that the Company’s share options are expected to be outstanding and is determined based on the simplified method until sufficient historical exercise data will support using expected life assumptions. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends. As a result, the dividend rate was zero.

The Company recognized share-based compensation expenses of restricted stock units based on the grant-date fair values. The share based payment expenses are recognized using the graded vesting attribution method based on the vesting terms of each unit included in the award resulting in an accelerated recognition of compensation costs.

Intangible assets, net	Intangible assets, net:

These assets are reviewed for impairment once a year and whenever there are indicators of a possible impairment. The amortization of an asset is on a straight-line basis over its useful life and begins when the asset is available for use.

Basic and diluted loss per ordinary share	Basic and diluted loss per ordinary share:

Basic loss per share is computed by dividing the net loss by the weighted average number of ordinary shares outstanding during the period. Diluted loss per share is computed by dividing the net loss by the weighted average number of ordinary shares outstanding together with the number of additional ordinary shares that would have been outstanding if all potentially dilutive ordinary shares had been issued. Since the Company was in a loss position for the periods presented, basic net loss per share is the same as diluted net loss per share since the effects of potentially dilutive securities are antidilutive.

Recently accounting pronouncements	Recently accounting pronouncements:

As an “emerging growth company,” the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act.

The FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), to require disaggregated information about a reporting entity’s effective tax rate reconciliation, as well as information on income taxes paid. The new requirements should be applied on a prospective basis, with an option to apply them retrospectively. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. The Company has adopted ASU 2023-09 for the year ended December 31, 2025 using the prospective method. The adoption of this standard didn’t have a material impact on the Company’s financial statements.

In November 2024, the FASB issued ASU 2024-04, “Debt-Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments”. The amendments in this Update affect entities that settle convertible debt instruments for which the conversion privileges were changed to induce conversion. This ASU is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. The adoption of this standard didn’t have a material impact on the Company’s financial statements.

The following are accounting pronouncements that are not yet effective for the Company:

In November 2024, the FASB issued ASU 2024-03, “Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”. The amendments in this Update apply to all public business entities. This ASU is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within fiscal years beginning after December 15, 2027. The Company expects the adoption of this standard won’t have a material impact on the Company’s financial statements.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements (“ASU 2025-11”), to amend the guidance in “Interim Reporting” (Topic 270). The update provides clarifications intended to improve the consistency and usability of interim disclosure requirements, including a comprehensive listing of required interim disclosures and a new disclosure principle for reporting material events occurring after the most recent annual period. The amendments do not change the underlying objectives of interim reporting but are designed to enhance clarity in application. The guidance is effective for annual and interim periods beginning January 1, 2028. The Company is currently evaluating the impact the adoption of ASU 2025-11 will have on its financial statements and related disclosures.